Borrowings	12 Months Ended
Mar. 31, 2026
Borrowings [Abstract]
Borrowings
13. Borrowings:
The following table presents short-term and long-term borrowings of Nomura as of March 31, 2025 and 2026.

	Millions of yen
	March 31
	2025	2026
Short-term borrowings (1) :
Commercial paper	¥113,765	¥90,795
Bank borrowings	341,561	700,802
Other	661,966	961,072

Total	¥1,117,292	¥1,752,669

Long-term borrowings:
Long-term borrowings from banks and other financial institutions (2)	¥4,213,264	¥5,165,056
Bonds and notes issued (3) :
Fixed-rate obligations:
Japanese Yen denominated	1,170,404	1,116,741
Non-Japanese Yen denominated	4,778,830	5,724,325
Floating-rate obligations:
Japanese Yen denominated	603,794	522,891
Non-Japanese Yen denominated	708,559	841,213
Index / Equity-linked obligations:
Japanese Yen denominated	926,572	941,444
Non-Japanese Yen denominated	510,126	687,917

	8,698,285	9,834,531

Subtotal	12,911,549	14,999,587

Trading balances of secured borrowings	462,129	545,369

Total	¥13,373,678	¥15,544,956

(1)	Includes secured borrowings of ¥119,682 million and ¥113,315 million as of March 31, 2025 and March 31, 2026 respectively.
(2)	Includes secured borrowings of ¥472,328 million and ¥670,182 million as of March 31, 2025 and March 31, 2026 respectively.
(3)	Includes secured borrowings of ¥811,118 million and ¥720,958 million as of March 31, 2025 and March 31, 2026 respectively.
Trading balances of secured borrowings
These are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These borrowings are part of Nomura’s trading activities intended to generate profits from the distribution of financial products secured by those financial assets.

Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2025	2026
Debt issued by the Company	¥3,465,010	¥3,872,736
Debt issued by subsidiaries — guaranteed by the Company (1)	6,568,898	7,923,892
Debt issued by subsidiaries — not guaranteed by the Company (1)	3,339,770	3,748,328

Total	¥13,373,678	¥15,544,956

(1)	Includes trading balances of secured borrowings.
As of March 31, 2025, fixed-rate long-term borrowings mature between 2025 and 2067 with interest rates (including contractual interest rates) ranging from 0.00% to 44.00%. Floating-rate obligations, excluding perpetual subordinated debts, which are generally based on TIBOR, Tokyo Overnight Average rate and Secured Overnight Financing Rate, mature between 2025 and 2069 with interest rates (including contractual interest rates) ranging from 0.00% to 17.00%. Index / Equity-linked obligations mature between 2025 and 2055 with interest rates (including contractual interest rates) ranging from 0.00% to 36.80%.
As of March 31, 2026, fixed-rate long-term borrowings mature between 2026 and 2067 with interest rates (including contractual interest rates) ranging from 0.00% to 37.10%. Floating-rate obligations, excluding perpetual subordinated debts, which are generally based on TIBOR, Tokyo Overnight Average rate and Secured Overnight Financing Rate, mature between 2026 and 2070 with interest rates (including contractual interest rates) ranging from 0.00% to 12.89%. Index / Equity-linked obligations mature between 2026 and 2056 with interest rates (including contractual interest rates) ranging from 0.00% to 45.00%.
Certain borrowing agreements contain provisions whereby the borrowings are redeemable at the option of the borrower at specified dates prior to maturity and include various equity-linked or other index-linked instruments.
Nomura enters into swap agreements to manage its exposure to interest rates and foreign exchange rates. Debt securities and notes issued are typically converted to Tokyo Overnight Average rate and Secured Overnight Financing Rate-based floating rate obligations through such swap agreements. The carrying value of the long-term borrowings includes adjustments to reflect fair value hedges.
The following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges, as of March 31, 2025 and 2026.

	March 31
	2025	2026
Short-term borrowings	2.77%	2.75%
Long-term borrowings	3.19%	3.01%
Fixed-rate obligations	3.77%	3.28%
Floating-rate obligations	2.74%	2.78%
Index / Equity-linked obligations	1.99%	2.52%

Maturities of long-term borrowings
The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2026:

Year ending March 31	Millions of yen
2027	¥1,431,899
2028	1,759,717
2029	1,862,534
2030	1,754,773
2031	1,973,293
2032 and thereafter	6,217,371

Subtotal	14,999,587

Trading balances of secured borrowings	545,369

Total	¥15,544,956

Borrowing facilities
As of March 31, 2025 and 2026, Nomura had unutilized borrowing facilities of ¥nil and ¥nil, respectively.
Subordinated borrowings
As of March 31, 2025 and 2026, subordinated borrowings were ¥414,500 million and ¥874,309 million, respectively.